ADVANCE TO VENDORS, NET	12 Months Ended
Mar. 31, 2026
Advance To Vendors Current Abstract
ADVANCE TO VENDORS, NET

NOTE 5 — ADVANCE TO VENDORS, NET

Advance to vendors, net consists of the following:

	March 31,	March 31,
	2026	2025
Prepayment for goods	$3,187,563	$1,703,313
Other prepayments	123,195	14,318
Less: allowance for doubtful accounts	(879,128)	(266,351)
Advance to vendors, net	$2,431,630	$1,451,280

Allowance for doubtful accounts for advance to vendors movement is as follows:

	For the Year Ended March 31,
	2026	2025
Beginning balance	$266,351	$175,135
Additions	633,427	92,604
Written off	(51,064)	-
Foreign currency translation adjustments	30,414	(1,388)
Ending balance	$879,128	$266,351